UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 1999
                                               ----------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Greenway Partners, L.P.
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Address:   277 Park Avenue, 27th Floor
           --------------------------------------------------------------
           New York, NY  10172
           --------------------------------------------------------------

Form 13F File Number:  28-04712
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gary K. Duberstein
         --------------------------------------------------------------
Title:   Managing Director
         --------------------------------------------------------------
Phone:   212-350-5100
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Gary K. Duberstein                New York                      08-13-99
-----------------------             ------------                    --------
(Signature)                         (City, State)                    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                      0
                                            ---------------------------
Form 13F Information Table Entry Total:                 19
                                            ---------------------------
Form 13F Information Table Value Total:     $        184,713
                                            ---------------------------
                                                (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                                    FORM 13F

                     INFORMATION TABLE AS OF JUNE 30, 1999

Page __1__ of __3___    Name of Reporting Manager: Greenway Partners, L.P.
                                                   ----------------------------


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                                                                                  Item 6: Investment Discretion
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Item 1:                Item 2:   Item 3:  CUSIP   Item 4: Fair     Item 5:                        (b) Shared-  (c)     Item 7:
Name of Issuer         Title of  Number           Market Value     Shares or                      As Defined   Shared- Managers See
                       Class                                       Principal      (a) Sole        in Instr. V  Other   Instr. V
                                                                   Amount
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
Ascent Group           COM       43628106         2,508,000        177,574        177,574
-----------------------------------------------------------------------------------------------------------------------------------
Bethlehem Steel        COM       87509105         10,763,000       1,400,000      1,400,000
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Biotime Inc.           COM       090066L105       1,061,000        90,750         90,750
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Comsat Corp.           COM SER 1 20564D107        5,148,000        158,400        158,400
-----------------------------------------------------------------------------------------------------------------------------------
Converse               COM       212540108        363,000          100,000        100,000
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Dave & Busters         COM       23833N104        343,000          11,820         11,820
Inc.
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Florsheim Shoe         COM       343302105        240,000          42,683         42,683
-----------------------------------------------------------------------------------------------------------------------------------
Great Atlantic & Pac.  COM       390064103        3,381,000        100,000        100,000
Tea Inc.
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Ladd Furniture         COM       505739201        3,567,000        169,867        169,867
-----------------------------------------------------------------------------------------------------------------------------------
LTX Corp.              COM       502392103        6,656,000        500,000        500,000
-----------------------------------------------------------------------------------------------------------------------------------
New Valley Corp        COM       649080504        1,328,000        340,000        340,000
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COLUMN TOTALS (Page)                              35,358,000
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

------------------------------------------------------------------------
                          Item 8: Voting Authority (Shares)
------------------------------------------------------------------------
Item 1:
Name of Issuer
                        (a) Sole       (b) Shared     (c) None

------------------------------------------------------------------------
Ascent Group            177,574
------------------------------------------------------------------------
Bethlehem Steel         1,400,000
------------------------------------------------------------------------
Biotime Inc.            90,750
------------------------------------------------------------------------
Comsat Corp.            158,400
------------------------------------------------------------------------
Converse                100,000
------------------------------------------------------------------------
Dave & Busters          11,820
Inc.
------------------------------------------------------------------------
Florsheim Shoe          42,683
------------------------------------------------------------------------
Great Atlantic & Pac.   100,000
Tea Inc.
------------------------------------------------------------------------
Ladd Furniture          169,867
------------------------------------------------------------------------
LTX Corp.               500,000
------------------------------------------------------------------------
New Valley Corp         340,000
------------------------------------------------------------------------
COLUMN TOTALS (Page)
------------------------------------------------------------------------

                                    FORM 13F

Page __2__ of __3___    Name of Reporting Manager: Greenway Partners, L.P.
                                                   ----------------------------


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                    Item 6: Investment Discretion
-----------------------------------------------------------------------------------------------------------------------------------
Item 1:                Item 2:      Item 3:        Item 4: Fair       Item 5:                     (b)         (c) Shared-  Item 7:
Name of Issuer         Title of     CUSIP Number   Market Value       Shares or                   Shared- As  Other        Mana-
                       Class                                          Principal     (a) Sole      Defined in               gers
                                                                      Amount                      Instr. V                 See
                                                                                                                           Instr. V
-----------------------------------------------------------------------------------------------------------------------------------
NCR Corp.              COM          62886E108      29,288,000         600,000       600,000
-----------------------------------------------------------------------------------------------------------------------------------
Monarch Mach.          COM          609150107      997,000            113,100       113,100
Tool Company
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Primesource Corp.      COM          741593107      508,000            83,000        83,000
-----------------------------------------------------------------------------------------------------------------------------------
Ryerson Tull           COM          783755101      9,268,000          410,751       410,751
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Scitex Ltd.            ORD          809090103      2,000,000          200,000       200,000
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Sunglass Hut           COM          86736F106      17,273,000         1,005,000     1,005,000
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Unisys Corp            COM          909214108      65,493,000         1,682,000     1,682,000
-----------------------------------------------------------------------------------------------------------------------------------
Venator Group, Inc.    COM          922944103      24,528,000         2,350,000     2,350,000
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COLUMN TOTALS (Page)                               149,355,000
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AGGREGATE COLUMN                                   184,713,000
TOTALS
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

-------------------------------------------------------------------------
                        Item 8: Voting Authority (Shares)
-------------------------------------------------------------------------
Item 1:
Name of Issuer
                        (a) Sole       (b) Shared    (c) None


-------------------------------------------------------------------------
NCR Corp.               600,000
-------------------------------------------------------------------------
Monarch Mach.           113,100
Tool Company
-------------------------------------------------------------------------
Primesource Corp.       83,000
-------------------------------------------------------------------------
Ryerson Tull            410,751
-------------------------------------------------------------------------
Scitex Ltd.             200,000
-------------------------------------------------------------------------
Sunglass Hut            1,005,000
-------------------------------------------------------------------------
Unisys Corp             1,682,000
-------------------------------------------------------------------------
Venator Group, Inc.     2,350,000
-------------------------------------------------------------------------
COLUMN TOTALS (Page)
-------------------------------------------------------------------------
AGGREGATE COLUMN
TOTALS
-------------------------------------------------------------------------

                             CONFIDENTIAL TREATMENT

                                    FORM 13F

Page __3__ of __3___    Name of Reporting Manager: Greenway Partners, L.P.
                                                   ----------------------------


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                                                                                       Item 6: Investment Discretion
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Item 1:               Item 2:      Item 3:  CUSIP  Item 4: Fair    Item 5:  Shares or                   (b)             (c)
Name of Issuer        Title of     Number          Market Value    Principal Amount                     Shared- As      Shared-
                      Class                                                            (a) Sole         Defined in      Other
                                                                                                        Instr. V
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

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     CONFIDENTIAL TREATMENT HAS BEEN REQUESTED FOR THIS PAGE PURSUANT TO RULE
24B-2 UNDER THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED. THE CONFIDENTIAL
INFORMATION CONTAINED ON THIS PAGE HAS BEEN OMITTED HERE AND FILED SEPARATELY
WITH THE COMMISSION.
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


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             Item 8: Voting Authority (Shares)
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 Item 7:
 Mana-
 gers  See   (a) Sole        (b) Shared  (c)
 Instr. V                                None
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